PROPERTY AND EQUIPMENT, NET (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2002 CNY (¥)
Property, Plant and Equipment [Line Items]
Short-term borrowings	$ 1,541,000	$ 2,440,500
Land Use Rights Purchase Price | ¥						¥ 1,944,000
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	0	1,579,495	$ 0
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	306,386	165,532	116,017
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	0	329,068	$ 360,020
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	0	1,978,711
BTL [Member]
Property, Plant and Equipment [Line Items]
Short-term borrowings	$ 1,541,000	$ 2,440,500		¥ 10,000,000	¥ 15,000,000